TAXES ON INCOME (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Gross unrecognized tax benefits	$ 342	$ 498	$ 3,309
Increase in tax positions taken in prior years	469
Decrease in tax positions taken in prior years	(145)	(156)	(2,811)
Gross unrecognized tax benefits	$ 666	$ 342	$ 498